Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 228		$ 1,737
Impairment of an intangible asset	1,500	$ 10,000
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	300		1,800
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ (100)		$ (100)